Document and Entity Information	Jul. 23, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Jul. 23, 2026
Entity Central Index Key	0000744822
Amendment Flag	false
Registrant Name	Fidelity Investment Trust
Entity Investment Company Type	N-1A